Subsequent Events (Details) - Avalanche Treasury Company, LLC - Subsequent event - USD ($) $ in Millions	May 29, 2026	Apr. 01, 2026
Subsequent Events
Collateralized loan facility, Maximum borrowings		$ 25.0
Drew from the facility	$ 0.0
Collateralized loan facility, Interest rate	7.00%